The Company and Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
The Company and Summary of Significant Accounting Policies

1. The Company and Summary of Significant Accounting Policies

The Company

Revance Therapeutics, Inc is a biotechnology company, developing new innovations in neuromodulators for aesthetic and therapeutic indications. Our lead product candidate, DaxibotulinumtoxinA for Injection, combines a proprietary stabilizing peptide excipient with a highly purified botulinum toxin that does not contain human or animal-based components. We have successfully completed a Phase 3 program for DaxibotulinumtoxinA for Injection in glabellar (frown) lines. In November 2019, we submitted the Biologics License Application (“BLA”) to the United States (the “U.S.”) Food and Drug Administration (the “FDA”) for DaxibotulinumtoxinA for Injection in the treatment of moderate to severe glabellar (frown) lines. The FDA accepted the BLA on February 5, 2020, and the Prescription Drug User Fee Act (“PDUFA”) target action date is November 25, 2020. We are also evaluating DaxibotulinumtoxinA for Injection in upper facial lines - glabellar lines, forehead lines and crow’s feet combined — as well as in three therapeutic indications — cervical dystonia, adult upper limb spasticity and plantar fasciitis. Beyond DaxibotulinumtoxinA for Injection, we have begun development of a biosimilar to BOTOX®, which would compete in the existing short-acting neuromodulator marketplace. In January 2020, we entered into an exclusive distribution agreement (the “Teoxane Agreement”) with Teoxane SA (“Teoxane”), pursuant to which Teoxane granted us with the exclusive right to import, market, promote, sell and distribute Teoxane’s line of Resilient Hyaluronic Acid® (RHA®) collection of dermal fillers. We are dedicated to making a difference by transforming patient experiences.

Since inception, we have devoted substantially all of our efforts to identifying and developing product candidates for the aesthetic and therapeutic pharmaceutical markets, recruiting personnel, raising capital, conducting preclinical and clinical development of, and manufacturing development for DaxibotulinumtoxinA for Injection, DaxibotulinumtoxinA Topical, the biosimilar to BOTOX®, and preparing the commercial launch of Teoxane’s line of Resilient Hyaluronic Acid® dermal fillers. We have incurred losses and negative cash flows from operations. We have not generated product revenue to date, and will continue to incur significant research and development and other expenses related to our ongoing operations.

For three months ended March 31, 2020, we had a net loss of $61.9 million. As of March 31, 2020, we had a working capital surplus of $476.8 million and an accumulated deficit of $906.1 million. In recent years, we have funded our operations primarily through a combination of issuance and sale of common stock and issuance of convertible senior notes. As of March 31, 2020, we had capital resources of $511.3 million consisting of cash, cash equivalents, and short-term investments. We believe that our existing capital resources will fund the operating plan through at least the next 12 months, and may identify additional capital resources to fund our operations.

Basis of Presentation

The accompanying condensed consolidated financial statements are unaudited, and reflect all adjustments which are, in the opinion of management, of a normal recurring nature and necessary for a fair statement of the results for the interim periods presented.

Our condensed consolidated balance sheets for the year ended December 31, 2019 was derived from audited consolidated financial statements, but does not include all disclosures required by U.S. generally accepted accounting principles (“U.S. GAAP”). The interim results presented herein are not necessarily indicative of the results of operations that may be expected for the full fiscal year ending December 31, 2020, or any other future period. Our condensed consolidated financial statements should be read in conjunction with our audited consolidated financial statements set forth under the heading “Revance Therapeutics, Inc. Consolidated Financial Statements”.

Our condensed consolidated financial statements include our accounts and those of our wholly-owned subsidiaries, and have been prepared in conformity with U.S. GAAP. We operate in one segment.

Principles of Consolidation

Our condensed consolidated financial statements include our accounts and our wholly-owned subsidiaries. All intercompany transactions have been eliminated.

Use of Estimates

The preparation of the condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Such estimates include, but are not limited to, revenue recognition, deferred revenue classification, accruals including clinical trial costs, stock-based compensation, fair value of derivative liability, fair value of the liability component of the convertible senior notes, allocation of purchase consideration of asset acquisitions, and accounting for income taxes. We base these estimates on historical and anticipated results, trends and various other assumptions that we believe are reasonable under the circumstances. The worldwide continued spread of COVID-19 has caused a global slowdown of economic activity which has decreased demand for a broad variety of goods and services, including from our potential customers, while also disrupting sales channels and marketing activities for an unknown period of time until the disease is contained. We are unable to predict the future effect resulting from the COVID-19 pandemic on, for instance, paused clinical trials and revised product launch timing. As of the date of issuance of these condensed consolidated financial statements, we are not aware of any specific event or circumstance that would require us to update our estimates, judgments or revise the carrying value of our assets or liabilities. These estimates may change, as new events occur and additional information is obtained, and are recognized in the condensed consolidated financial statements as soon as they become known. Actual results could differ from those estimates and any such differences may be material to our condensed consolidated financial statements.

Intangible Assets

Intangible assets acquired in asset acquisition are stated at cost, less accumulated amortization on the condensed consolidated balance sheets, and are amortized on a ratable basis over their useful life. Assets acquired as part of an asset acquisition that are considered to be in-process research and development are immediately expensed unless there is an alternative future use in other research and development projects.

Recently Adopted Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board (“FASB”) issued ASU 2018-15, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40) Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract. The amendments in ASU 2018-15 align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). Accordingly, the amendments require an entity (customer) in a hosting arrangement that is a service contract to follow the guidance in Subtopic 350-40 to determine which implementation costs to capitalize as an asset related to the service contract and which costs to expense. ASU 2018-15 is effective for fiscal years beginning after December 15, 2019 with early adoption permitted. We adopted ASU 2018-15 on January 1, 2020 on a prospective basis.

Recent Accounting Pronouncements

The recent accounting pronouncements did not have any material impact on the financial statements unless otherwise disclosed, and we do not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on our financial position or results of operations.

1. The Company

Revance Therapeutics is a biotechnology company, developing new innovations in neuromodulators for aesthetic and therapeutic indications. Our lead product candidate, DaxibotulinumtoxinA for Injection (DAXI), combines a proprietary stabilizing peptide excipient with a highly purified botulinum toxin that does not contain human or animal-based components. We have successfully completed a Phase 3 program for DAXI in glabellar (frown) lines. In November 2019, we submitted the Biologics License Application (“BLA”) to the U.S. Food and Drug Administration (the “FDA”) for DAXI in the treatment of moderate to severe glabellar (frown) lines. The FDA accepted the BLA on February 5, 2020, and the Prescription Drug User Fee Act (“PDUFA”) target action date is November 25, 2020. If the BLA is approved on or by the target action date, we plan to initiate commercialization activities for DAXI for the treatment of glabellar lines before the end of 2020. We are also evaluating DAXI in upper facial lines - glabellar lines, forehead lines and crow’s feet combined - as well as in three therapeutic indications - cervical dystonia, adult upper limb spasticity and plantar fasciitis, with plans to study migraine. Beyond DAXI, we have begun development of a biosimilar to BOTOX®, which would compete in the existing short-acting neuromodulator marketplace. In January 2020, the company entered into an exclusive distribution Agreement (the “Teoxane Agreement”) with Teoxane SA (“Teoxane”), pursuant to which Teoxane granted Revance with the exclusive right to import, market, promote, sell and distribute Teoxane’s line of Resilient Hyaluronic Acid® dermal fillers. Revance is dedicated to making a difference by transforming patient experiences.

Since inception, we have devoted substantially all of our efforts to identifying and developing product candidates for the aesthetic and therapeutic pharmaceutical markets, recruiting personnel, raising capital, conducting preclinical and clinical development of, and manufacturing development for DAXI, DaxibotulinumtoxinA Topical, and the biosimilar to BOTOX®. We have incurred losses and negative cash flows from operations. We have not commenced commercial operations, have not generated product revenue to date, and will continue to incur significant research and development and other expenses related to our ongoing operations.

For the year ended December 31, 2019, we had a net loss of $159.4 million. As of December 31, 2019, we had a working capital surplus of $255.6 million and an accumulated deficit of $844.2 million. In recent years, we have funded our operations primarily through the issuance and sale of common stock. As of December 31, 2019, we had capital resources of $290.1 million consisting of cash, cash equivalents, and investments. We believe that our existing capital resources will fund the operating plan through at least the next 12 months following the issuance of this Form 10-K, and may identify additional capital resources to fund our operations.